Consolidated Statement of Cash Flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Repayment of lease liabilities	$ 297	$ 328	$ 326
Interest paid	$ 48	$ 64	$ 68